Introduction and overview of Group's risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 161,340	$ 175,414
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	11	8
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	165,100	155,196
Non-deliverable forwards (NDF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(3,771)	27,495
Embedded derivatives within revenue contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		(7,285)
Level 1 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	11	8
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	11	8
Level 2 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	161,329	182,691
Level 2 of fair value hierarchy [member] | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	165,100	155,196
Level 2 of fair value hierarchy [member] | Non-deliverable forwards (NDF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (3,771)	27,495
Level 3 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		(7,285)
Level 3 of fair value hierarchy [member] | Embedded derivatives within revenue contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		$ (7,285)